Supplement to the currently effective SUMMARY PROSPECTUSES

Deutsche Government & Agency Securities VIP

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the fund’s summary prospectuses.

Scott Agi, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2014.

Sergey Losyev, CFA, Assistant Vice President. Portfolio Manager of the fund. Began managing the fund in 2016.

Please Retain This Supplement for Future Reference

February 1, 2016

PROSTKR-573